TRANSACTIONS WITH RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
TRANSACTIONS WITH RELATED PARTIES

13.    TRANSACTIONS WITH RELATED PARTIES

The Company had a management agreement with Bain Capital Partners LLC (the “Sponsor”), which provided for annual payments of $2.5 million through May 2018. In connection with the Offering, the Company and the Sponsor terminated the management agreement in exchange for a $7.5 million payment from the Company to the Sponsor, which is included in selling, general and administrative expenses in the accompanying statement of operations for the nine months ended September 30, 2013. As of September 30, 2013, investment funds affiliated with the Sponsor hold approximately 64.3% of our common stock.

17.    TRANSACTIONS WITH RELATED PARTIES

The Company has a management agreement with a significant stockholder. The management agreement has a ten year term which commenced May 28, 2008. Fees of $2.5 million per year have been paid to the significant stockholder in each of the years ended December 31, 2010, 2011 and 2012. These fees are included in selling, general and administrative expenses in the consolidated statements of operations.

In connection with the Offering, the Company and its significant stockholder agreed to terminate the management agreement, which resulted in a payment of $7.5 million by the Company to the Sponsor in 2013.